SCHEDULE OF KEY MANAGEMENT COMPENSATION (Details) - CAD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Related Party Transactions
Management fees	$ 1,630,663	$ 1,075,306
Corporate and administration expenses	121,182	145,418
Total	$ 1,751,845	$ 1,220,724